Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following:	2012	2011	2010

Current Federal	$9,649	$3,333	$6,147
Current State	568	184	480
Deferred Federal	260	4,241	(686)
Deferred State	192	(32)	(318)
Total	$10,669	$7,726	$5,623

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense is reconciled to the 35% statutory rate applied to the pre-tax income for the years presented in the table below:

	2012	2011	2010

Statutory Rate Times Pre-tax Income	$12,153	$9,791	$6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments	(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect	494	99	105
General Business Tax Credits	(547)	(370)	(365)
Company Owned Life Insurance	(341)	(385)	(282)
Gain on American Community Bancorp, Inc. Stock	—	(366)	—
Other Differences	(83)	(263)	38
Total Income Taxes	$10,669	$7,726	$5,263

Schedule of Net Deferred Tax Liability

The net deferred tax liability at December 31 consists of the following:

	2012	2011
Deferred Tax Assets:
Allowance for Loan Losses	$5,845	$5,596
Deferred Compensation and Employee Benefits	1,282	1,355
Other-than-temporary Impairment	443	443
Accrued Expenses	646	705
Business Combination Fair Value Adjustments	—	985
Pension and Postretirement Plans	195	149
Other Real Estate Owned	140	100
Non-Accrual Loan Interest Income	254	3
General Business Tax Credits	—	25
Net Operating Loss Carryforward	—	72
Other	279	337
Total Deferred Tax Assets	9,084	9,770
Deferred Tax Liabilities:
Depreciation	(1,419)	(1,520)
Leasing Activities, Net	(7,753)	(7,612)
Unrealized Appreciation on Securities	(5,915)	(5,949)
FHLB Stock Dividends	(336)	(333)
Prepaid Expenses	(516)	(431)
Intangibles	(359)	(861)
Deferred Loan Fees	(394)	(350)
Business Combination Fair Value Adjustments	(333)	—
General Business Tax Credits	(7)	—
Other	(255)	(181)
Total Deferred Tax Liabilities	(17,287)	(17,237)
Valuation Allowance	(45)	(45)
Net Deferred Tax Liability	$(8,248)	$(7,512)